CONCENTRATIONS (Details Textual)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Four Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Supplier	each accounted for more than 10% of the Companys total purchase	each accounted for more than 10% of the Companys total purchase
Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Supplier	more than 10% of the Companys accounts payable balances	more than 10% of the Companys accounts payable balances
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	one customer were approximately 10% of accounts receivable	no customer represented more than 10% of amounts receivable
Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	83.00%	65.00%
Concentration Risk, Customer	five customers each accounted for more than 10% of the Companys total revenues	three customers each accounted for more than 10% of the Companys total revenues